Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
11.	Related Party Transactions

Since inception, the Company has received consulting and management services from Third Rock Ventures LLC, which through its affiliates, has a controlling interest in the Company and owns 45.3% of common stock at December 31, 2014. The Company paid Third Rock Ventures LLC $282, $682 and $994 for these services for the years ended December 31, 2014, 2013 and 2012, respectively. At December 31, 2014, the Company owed Third Rock Ventures LLC $5, which is included in accrued expenses. At December 31, 2013 and 2012, the Company owed Third Rock Ventures LLC $125 and $209, respectively, which is included in accounts payable.